Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenues (note 3)	$ 3	$ 1,860	$ 4,377	$ 3,155
Expenses
Cost of sales	11	14	167	106
Research and development	2,751	3,293	9,692	8,081
Selling, general and administrative	1,791	2,274	6,130	6,218
Total expenses	4,553	5,581	15,989	14,405
Loss from operations	(4,550)	(3,721)	(11,612)	(11,250)
Gain (loss) due to changes in foreign currency exchange rates	(12)	301	(44)	977
Interest income	419		739
Other finance costs	(2)			(3)
Net finance income	405	301	695	974
Loss before income taxes	(4,145)	(3,420)	(10,917)	(10,276)
Income tax recovery
Net loss	(4,145)	(3,420)	(10,917)	(10,276)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	323	(105)	156	(26)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 5)	993	(1,794)	913	6,231
Comprehensive loss	$ (2,829)	$ (5,319)	$ (9,848)	$ (4,071)
Basic loss per share (note 7)	$ (0.85)	$ (0.70)	$ (2.25)	$ (2.12)
Diluted loss per share (note 7)	$ (0.85)	$ (0.70)	$ (2.25)	$ (2.12)
Weighted average number of shares outstanding, basic	4,855,876	4,855,876	4,855,876	4,855,876
Weighted average number of shares outstanding, diluted	4,855,876	4,855,876	4,855,876	4,855,876